INCOME TAX - Federal Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended		13 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
INCOME TAX
Statutory tax rate (as a percent)					21.00%	21.00%
Valuation allowance					(18.70%)	(20.90%)
Income tax provision					0.00%	0.00%
PRIVETERRA ACQUISITION CORP.
INCOME TAX
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					5.50%	0.00%
State tax credit					(0.20%)	0.00%
Deferred tax liability change in rate					(1.40%)	0.00%
Business combination expense					0.70%	0.00%
Penalties and interest					0.10%	0.00%
Offering costs					0.00%	1.70%
Change in fair value of warrant liability					(24.50%)	(27.40%)
Reduction in deferred underwriting fee					(0.60%)	0.00%
Valuation allowance					11.60%	4.70%
Income tax provision	2.69%	0.93%	(7.85%)	0.37%	12.20%	0.00%	0.00%